INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
INVESTMENTS
4.	INVESTMENTS

Short-term Investments

Short-term Investments consist of the following:

Short-term investments of the Group comprised of a structured deposit investment with an embedded derivative instrument (“Structured deposit”) that was not separately bifurcated. The Structured deposit was carried at fair value.

	As of December 31,2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Assets
Short-term investments
Structured deposit	71,306	-	(1,124)	-	70,182	11,311

During the year ended December 31, 2014, the change in fair value of the Structured deposit of RMB1,124 (US$181) was recorded as "Changes in fair value of the structured deposit” in the consolidated statements of comprehensive income.

Long-term Investments

Long-term investments consisted of the following:

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$
Cost Method Investments
Private companies	-	5,114	824
Limited partnerships	-	1,538	248

	-	6,652	1,072

Cost method investments

Private companies

On January 31, 2014, the Group acquired 20% of the share capital of Beijing Huanlelingdang Technology Co., Ltd (“Huanlelingdang”), a non-listed company, at a consideration of RMB5,000(US$806). On April 23, the Group acquired 19% of the share capital of Shenzhen Hewei Technology Co., Ltd (“Hewei”), a non-listed company, at a consideration of RMB114(US$18). The investments in Huanlelingdang and Hewei were classified as cost method investments as the Group does not have significant influence over Huanlelingdang and Hewei. No impairment on the investment in Huanlelingdang and Hewei were recognized for the year ended December 31, 2014. Additionally, the Group determined that it is not practicable to estimate their fair values for disclosure purposes.

Limited partnerships

On June 12, 2014, the Group and Danhua Capital L.P (“Danhua”) entered into a subscription agreement, whereby the Group agreed to purchase a US$1,000 limited partnership interest in Danhua's fund (the “Fund”). As of December 31, 2014, the Group transferred US$250 to the Fund. The Group's unfunded commitment to the Fund is US$750 as of December 31, 2014.

The Fund's investment strategy is primarily to invest in emerging companies operating in the USA and PRC. The Fund's investments are focused in the technology, media and telecommunications sectors. The Fund is scheduled to operate till November 15, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.